Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments

The contractual obligations of the Company, including purchase commitments under non-cancelable arrangements as of December 31, 2018, are summarized below. The Company does not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Total	2019	2020 and after
Contractual Obligations
Capital commitments	85,110	44,795	40,315
Total	$85,110	$44,795	$40,315